Employee benefits - Assets of pension plans (Details) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Plans in Brazil | Portfolio of Vale's stock
Assets of pension plans
Plan assets	$ 13	$ 37
Plans in Brazil | Brazilian Federal Government securities
Assets of pension plans
Plan assets	4,199	4,617
Foreign plan | Canadian Government securities
Assets of pension plans
Plan assets	$ 674	$ 864